Loan Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Loan Payable
5.	Loan Payable
As at December 31, 2013, the Company owed $37,608 (Cdn$40,000) (2012 - $nil) to an unrelated party, which is non-interest bearing, unsecured, and due on demand.